Basis Of Presentation	9 Months Ended
Sep. 30, 2021
Basis Of Presentation [Abstract]
Basis Of Presentation	3. Basis of Presentation The accompanying unaudited condensed consolidated financial statements for the period ended September 30, 2021 were prepared in accordance with generally accepted accounting principles (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Operating results for the three and nine months ended September 30, 2021, are not necessarily indicative of the results that may be expected for the year ending December 31, 2021, or future years. All normal and recurring adjustments which, in the opinion of management, are necessary for a fair statement of the consolidated financial condition and results of operations have been included. The year-end condensed consolidated balance sheet data was derived from audited financial statements for the year ended December 31, 2020. Certain information and disclosures normally included in the notes to the annual financial statements prepared in accordance with GAAP have been omitted from these interim condensed consolidated financial statements. These interim condensed consolidated financial statements should be read in conjunction with our latest Annual Report on Form 10-K for the year ended December 31, 2020 (“2020 Annual Report”). The condensed consolidated financial statements include the accounts of ParkerVision, Inc. and its wholly-owned German subsidiary, ParkerVision GmbH, after elimination of all intercompany transactions and accounts.